Trade and other receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade and other receivables
11	Trade and other receivables and deferred expenses

	June 30, 2022 $	December 31, 2021 $
Current
Trade receivables, net of loss allowance	42,634,854	47,041,538
Deferred expenses (note)	4,553,370	—
Deposits	1,074,059	955,854
Prepayments	9,633,488	6,450,343
Other receivables	855,781	411,559

	58,751,552	54,859,294

Non-current
Deferred expenses (note)	8,538,212	—

	67,289,764	54,859,294

All of the trade and other receivables are expected to be recovered or recognized as expense within one year. Trade receivables are due within 30 to 60 days from the date of billing.

Note:
Deferred expenses represent the payment to certain employees for retention purpose. The balances are amortized over the period as stated in the employment agreements and recognized as an expense when the Group consumes the benefit arising from the services provided by those employees in exchange for employee benefits. The amounts expected to be amortized within one year are recognized under current assets.

16	Trade and other receivables

	December 31,
	2021 $	2020 $
Trade receivables, net of loss allowance	47,041,538	22,990,727
Deposit	955,854	314,715
Prepayments	6,450,343	578,075
Other receivables	411,559	798,772

	54,859,294	24,682,289

All of the trade and other receivables are expected to be recovered or recognized as expense within one year.
Trade receivables are due within 30 to 60 days from the date of billing. Further details on the Group’s credit policy are set out in note 29(a).